STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 849	$ (338)	$ 42	$ (109)
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	2,110	(5,496)	(1,049)	446
Reclassification adjustment for gains realized on securities available for sale	(219)		(308)	(203)
Net unrealized gains (losses)	1,891	(5,496)	(1,357)	243
Tax effect	(397)	1,154	285	(51)
Total other comprehensive income (loss)	1,494	(4,342)	(1,072)	192
Total comprehensive income (loss)	$ 2,343	$ (4,680)	$ (1,030)	$ 83